Credit Suisse Asset Management Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.            Suzanne E. Moran
CHAIRMAN OF THE BOARD             INVESTMENT OFFICER
Prof. Enrique R. Arzac            Hal Liebes
DIRECTOR                          SENIOR VICE PRESIDENT
Lawrence J. Fox                   Michael A. Pignataro
DIRECTOR                          CHIEF FINANCIAL OFFICER, VICE PRESIDENT
James S. Pasman, Jr.              AND SECRETARY
DIRECTOR                          Robert M. Rizza
Richard J. Lindquist              VICE PRESIDENT AND TREASURER
PRESIDENT AND CHIEF
INVESTMENT OFFICER

            --------------------------------------------------------

INVESTMENT ADVISER
Credit Suisse Asset Management Income Fund, Inc.
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232

            --------------------------------------------------------

ADMINISTRATOR
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

            --------------------------------------------------------

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

            --------------------------------------------------------

SHAREHOLDER SERVICING AGENT
BankBoston N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

            --------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

            --------------------------------------------------------

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------

            --------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

                 ---------------------------------------------

                               SEMI-ANNUAL REPORT
                                 June 30, 1999

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

----------
Dear Shareholders:                                                 July 16, 1999

We are writing to report on the activities of Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended June 30, 1999 and to discuss our investment strategy.

    At June 30, 1999, the Fund's net asset value ("NAV") was $7.54, compared to an NAV of $7.64 at March 31, 1999. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period was 1.1%. For the first six months of 1999, the Fund returned 1.7%.

    At June 30, 1999, $213.3 million was invested in high yield debt securities; $22.1 million in investment-grade debt securities; $21.6 million in equity securities; and the balance of $4.7 million in cash equivalents. The investment-grade component consisted of short- and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (53.8%) was invested in B-rated issues.

THE MARKET: FED-WATCHING

    The theme driving the high yield market changed in the second quarter. Following two consecutive quarters in which investors' increasing comfort with risk triggered a revival in prices of "spread product" (I.E., debt securities whose market valuation is driven by the difference, known as the "spread," between their yields and those of U.S. Treasury debt), market participants concentrated far more narrowly on the prospects for U.S. interest rates and inflation.

    The focus of their concentration was the Federal Reserve, which faced mounting pressure to raise rates in order to cool off an economy that had long appeared on the verge of overheating. Tension began to build in earnest in mid-May, when the Fed chose to leave rates unchanged but announced that its official bias had gone from neutral to one in favor of raising rates.

    Activity in most fixed income sectors, which had had plenty of time to wrestle with the potential implications of higher rates and also took encouragement from favorable U.S. inflation data for May, started to take on a better tone by late June. When the Fed finally raised rates by 25 basis points on June 30, then, its move was widely expected and greeted with relief. Investors received an unexpected bonus when the Fed simultaneously announced that its official bias on rates had returned to neutral.

    High yield outperformed investment-grade securities in this environment and was virtually the only U.S. fixed income sector to generate a positive return during the quarter. As represented by the Salomon Smith Barney High-Yield Market Index (SSBHYMI), high yield's 0.3% return compared favorably to the 0.9% decline in the Lehman Brothers Aggregate Bond Index, a standard proxy for U.S. investment-grade instruments. Yield spreads for high yield narrowed a bit, furthermore, while they widened for all investment-grade sectors.

    There were two reasons for high yield's strength. First was the simple fact that high yield tends to fare better than higher-quality sectors during times when interest rates are rising or investors expect rates to rise, because such times typically occur when the economy is strong, which is good for most high yield issuers. The second was an improving liquidity environment due to robust demand for new collateralized bond obligations backed by high yield securities.

PERFORMANCE: POSITIVE EXPOSURE TO TELECOMMUNICATIONS, GAMING

    The Fund outperformed the broad high yield market during the quarter due to the positive effects of our allocations to the telecommunications and gaming sectors.

TELECOMMUNICATIONS. Our largest industry exposure was in telecommunications, which we significantly overweighted compared to SSBHYMI. This had a very positive impact on performance in two important ways. First, a disproportionately high degree of our individual telecom holdings were rated CCC, and CCC-rated securities as a group outperformed SSBHYMI by a staggeringly wide margin. Second, our telecom exposure included a lot of deferred-interest instruments such as zero-coupon bonds, which also outperformed.

GAMING. An additional positive was our overweight in gaming, which did well in the quarter in response to positive sentiment about the openings of new casinos in Las Vegas. This helped to boost bond prices and valuations more widely throughout the sector.

    The Fund's performance was most adversely affected by our large position and relative overweight in cable/media, which suffered from its high exposure to poor-performing BB-rated issues; and our underweight in energy and other cyclical industries, many of which were among the quarter's strongest sectors.

OUTLOOK: STILL OPTIMISTIC

    The optimistic outlook for the high yield market that we expressed in our last report has not changed. We still expect sentiment and price appreciation to be supported by the ongoing strength of the economy; minimal inflation; and signs of improvement in economically sensitive industries; and anticipate that the Federal Reserve's shift to a neutral stance on interest rates should be additionally positive. Yield spreads relative to comparable-maturity U.S. Treasury bonds--which have steadily fallen since peaking in mid-1998--should continue to narrow, which should push bond prices higher.

    Now that the Fed has finally raised short-term U.S. interest rates, investors are becoming concerned about whether the rate hike is an isolated phenomenon, or the first in a series of two or three such Fed moves designed to slow down the vibrant U.S. economy. Our own view is that the probability of further rate hikes this year is low, based on ongoing weakness in commodity prices; an enormous worldwide glut of manufacturing capacity; the fact that rates are already on the high side when adjusted for inflation; and the simple absence of any "smoking gun"-type indicator that inflation is truly back.

    The essential strategy with which we have managed the Fund for some time remains intact. We are keeping the portfolio most heavily weighted in telecommunications, cable/media and gaming, whose positive industry and company fundamentals are unchanged. We are also selectively adding to positions in economically sensitive industries such as paper and energy, whose underlying fundamentals are beginning to show genuine signs of improvement, and will continue to do so if this trend continues.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD**

FROM CREDIT SUISSE ASSET MANAGEMENT:

    I. Effective January 12, 1999, the Fund's investment adviser, BEA Associates, changed its name to Credit Suisse Asset Management ("CSAM"). In making the announcement, the firm said that it expected the new name to enhance its recognition as a global asset manager. Credit Suisse Asset Management is the investment division of Credit Suisse Group, one of the world's largest financial organizations, with $600 billion in assets under management.

    II. Effective May 11, 1999, the BEA Income Fund, Inc. announced that, following approval by shareholders at their Annual Shareholders' Meeting held on May 10, 1999, the Fund had changed its name to Credit Suisse Asset Management Income Fund, Inc. The Fund's ticker symbol on the New York Stock Exchange changed to "CIK" from "FBF" accordingly.

    III. Effective September 7, 1999, shareholders whose shares are registered in their own name will automatically participate in a dividend reinvestment program known as the InvestLinkSM Program (the "Program"). The Program can be of value to shareholders in maintaining their proportional ownership interest in the Fund in an easy and convenient way. A shareholder whose shares are held in the name of a broker/dealer or nominee should contact the Fund's Transfer Agent for details about participating in the Program. The Program also provides for additional share purchases. The Program is described on pages 24 through 25 of this report.

    IV. Many services provided to the Fund and its shareholders by CSAM and the Fund's service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, with resulting potential difficulty in performing various calculations (the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Fund operations.

    CSAM recognizes the importance of the Year 2000 Issue and is taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund, nor can there be any assurance that the Year 2000 Issue will not have an adverse effect on the Fund's investments or on global markets or economies, generally.

    CSAM anticipates that its systems will be adapted in time for the year 2000. CSAM is seeking assurances that comparable steps are being taken by the Fund's other major service providers. CSAM will be monitoring the Year 2000 Issue in an effort to ensure appropriate preparation.

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    ** William W. Priest, Jr., who is a Managing Director and Chief Executive Officer-Americas of Credit Suisse Asset Management ("CSAM"), formerly known as BEA, Associates, joined CSAM in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc. and Director and Chairman of the Board of Credit Suisse Asset Management Strategic Global Income Fund, Inc.; The Brazilian Equity Fund, Inc.; The Chile Fund, Inc.; The Emerging Markets Infrastructure Fund, Inc.; The Emerging Markets Telecommunications Fund, Inc.; The First Israel Fund, Inc.; The Latin America Equity Fund, Inc.; The Latin America Investment Fund, Inc.; and The Portugal Fund, Inc.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 6/30/99)
-----------------------------------------------------------------------------------

 1.  GNMA 30-Year TBA 6.00%, 3/1/29..............................              0.94%
 2.  Dr. Pepper Bottling Holdings, Inc., Class A.................              0.85%
 3.  Spanish Broadcasting System, Inc., 14.25%, Cum. Exchangeable
       144A......................................................              0.82%
 4.  Ainsworth Lumber Co. Ltd., Yankee Sr. Secured Notes, 12.50%,
       7/15/07...................................................              0.81%
 5.  Meditrust Conv. Debentures 7.50%, 3/1/01....................              0.75%
 6.  Advance Stores Co. Gtd. Sr. Sub. Notes 10.25%, 4/15/08......              0.73%
 7.  Telewest Communications plc Yankee Sr. Sub. Discount Deb.
       0.00%, 10/1/07............................................              0.71%
 8.  Univision Network Holding L.P. Sub. Notes 7.00%, 12/17/02...              0.69%
 9.  Sprint Spectrum L.P./ Sprint Spectrum Finance Corp. Sr.
       Notes 11.00%, 8/15/06.....................................              0.65%
10.  Capstar Broadcasting Partners, Inc. Sr. Discount Notes
       0.00%, 2/1/09.............................................              0.65%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 6/30/99)
------------------------------------------------------------------------------

AAA/Aaa.....................................................               4.1%
AA/Aa.......................................................                --
A/A.........................................................               0.9
BBB/Baa.....................................................               3.6
BB/Ba.......................................................               6.2
B/B.........................................................              48.6
CCC/Caa.....................................................              11.2
CC/Ca.......................................................               0.2
C/C.........................................................                --
NR..........................................................              15.5
                                                                       -------
  Subtotal..................................................              90.3
Equities and Other..........................................               9.7
                                                                       -------
  Total.....................................................             100.0%
                                                                       -------
                                                                       -------

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

JUNE 30, 1999

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (96.9%)
-------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (83.6%)
-------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.7%)
           Canadian Airlines Corp.
            Sr. Notes
            12.25%, 8/1/06                     Caa2      $        1,950  $    814,125
      (1)  Decrane Aircraft Holdings
            Sr. Sub. Notes
            12.00%, 9/30/08                     N/R                 800       812,000
           Wyman-Gordon Co.
            Sr. Notes
            8.00%, 12/15/07                     Ba2                 150       141,938
                                                                         ------------
           GROUP TOTAL                                                      1,768,063
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (2.0%)
           Aetna Industries, Inc.
            Sr. Notes
            11.875%, 10/1/06                     B3                 600       643,500
           Autotote Corp.
            Series B
            10.875%, 8/1/04                      B2                 750       785,625
      (1)  Breed Technologies, Inc.
            Gtd. Sr. Unsecured, Unsub.
            Notes
            9.25%, 4/15/08                     Caa3                 400        59,000
           Cambridge Industries, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 7/15/07                      B3                 500       408,750
           Collins & Aikman Products,
            Corp.
            Sr. Sub. Notes
            11.50%, 4/15/06                      B3                 550       558,250
           Hayes Wheels, Inc. Series B,
            Gtd. Sr. Notes
            9.125%, 7/15/07                      B2                 500       502,500
           Oxford Automotive, Inc.
            Gtd. Sr. Sub. Notes:
            10.125%, 6/15/07                   Caa1                 875       877,188
      (1)   10.125%, 6/15/07                   Caa1                 500       501,250
           Safety Components
            International, Inc. Series B,
            Gtd. Sr. Sub. Notes
            10.125%, 7/15/07                     B3                 500       448,750
           Stanadyne Automotive Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 12/15/07                   Caa1                 400       347,000
                                                                         ------------
           GROUP TOTAL                                                      5,131,813
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
BROADCASTING (5.1%)
   (2)(3)  Australis Holdings Pty., Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 11/1/02                      N/R               3,950        39,500

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
   (2)(3)  Australis Media Ltd.
            Yankee Units
            15.75%, 5/15/03                       C      $        2,412  $     12,060
      (3)  Capstar Broadcasting Partners,
            Inc.
            Sr. Discount Notes
            0.00%, 2/1/09                       N/R               2,000     1,690,000
      (1)  Chancellor Media Corp.
            Sr. Sub. Notes
            9.00%, 10/1/08                      Ba3                 500       510,000
           Cumulus Media Inc.
            Sr. Sub. Notes
            10.375%, 7/1/08                      B3                 800       842,000
           Digital Television Services,
            L.L.C./DTS Capital, Inc.
            Gtd. Sr. Sub. Notes
            12.50%, 8/1/07                       B3                 750       837,187
   (1)(3)  EchoStar Communications Corp.
            Gtd. Sr. Discount Notes
            9.375%, 2/1/09                       B2                 850       867,000
           Granite Broadcasting Corp.:
            Series A, Sr. Sub. Notes
            9.375%, 12/1/05                      B3                 300       297,000
            Sr. Sub. Notes
            8.875%, 5/15/08                      B3                 900       873,000
           Pegasus Media &
            Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                       B2                 250       274,375
           SFX Broadcasting, Inc.
            Series B, Sr. Sub. Notes
            10.75%, 5/15/06                      B3                 427       464,362
           Sinclair Broadcast Group,
            Inc.:
            Sr. Sub. Notes
            10.00%, 9/30/05                      B2                 900       918,000
            Gtd. Sr. Sub. Notes
            8.75%, 12/15/07                      B2                 350       343,000
      (3)  Spanish Broadcasting System,
            Inc.
            Sr. Notes
            7.50%, 6/15/02                       B3                 500       555,625
           Time Warner Telecom, L.L.C.
            Sr. Notes
            9.75%, 7/15/08                       B2                 500       512,500
           Turner Broadcasting Systems,
            Inc.
            Sr. Notes
            7.40%, 2/1/04                       Ba1                 220       226,417
      (3)  United International Holdings,
            Inc.
            Series B, Sr. Discount Notes
            0.00%, 2/15/08                       B3               1,700     1,122,000
           Univision Network Holding L.P.
            Sub. Notes
            7.00%, 12/17/02                     N/R               1,500     1,807,500

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Young Broadcasting, Inc.:
            Series B,
            Gtd. Sr. Sub. Notes
            9.00%, 1/15/06                       B2      $          300  $    294,000
            Sr. Sub. Notes
            8.75%, 6/15/07                       B2                 865       839,050
                                                                         ------------
           GROUP TOTAL                                                     13,324,576
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.2%)
           General Binding Corp.
            Gtd. Sr. Sub. Notes
            9.375%, 6/1/08                       B2                 250       236,562
           Iron Mountain, Inc.
            Sr. Sub. Notes
            8.75%, 9/30/09                       B3                 200       197,500
                                                                         ------------
           GROUP TOTAL                                                        434,062
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
CABLE (9.3%)
   (1)(3)  Avalon Cable Holdings, Inc.
            Units
            0.00%, 12/1/08                     Caa1                 300       200,625
           CSC Holdings, Inc.:
            Sr. Sub. Notes
            9.875%, 5/15/06                      B1                 400       428,000
            Series B,
            Sr. Sub. Debentures
            8.125%, 8/15/09                     Ba2                 350       351,859
            Sr. Sub. Debentures
            9.875%, 2/15/13                      B1                 850       918,000
           Century Communications Corp.:
            Sr. Notes
            9.75%, 2/15/02                      Ba3                 500       511,250
            8.75%, 10/1/07                      Ba3                 400       396,000
      (1)  Classic Cable, Inc.
            9.875%, 8/1/08                       B3                 700       724,500
           Comcast Corp.:
            Sr. Sub. Notes
            9.375%, 5/15/05                     Ba3                 180       192,825
           9.125%, 10/15/06                     Ba3                 750       798,285
      (3)  DIVA Systems Corp.
            Series B, Sr. Discount Notes
            12.625%, 3/1/08                     N/A               2,775       936,562
      (3)  Diamond Cable Communications
            plc
            Yankee Discount Notes
            0.00%, 12/15/05                    Caa1               1,500     1,338,750
      (3)  Falcon Holdings Group,
            L.P./Falcon Funding Corp.:
            Sr. Debentures
            8.375%, 4/15/10                      B2                 500       493,750
      (3)   Sr. Discount Debentures
            0.00%, 4/15/10                       B2               1,500     1,040,625
           Helicon Group, L.P.
            Series B, Sr. Secured Notes
            11.00%, 11/1/03                      B1                 800       834,000
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           InterMedia Capital Partners IV
            L.P./InterMedia Partners
            Capital Corp.
            Sr. Notes
            11.25%, 8/1/06                       B2      $          650  $    737,750
      (3)  International CableTelevision:
            Series A, Sr. Notes
            0.00%, 4/15/05                       B3               1,000       945,000
            Series B, Sr. Notes
            0.00%, 2/1/06                        B3               1,050       913,500
           James Cable Partners L.P.
            Series B, Sr. Notes
            10.75%, 8/15/04                     N/R               1,550     1,646,875
           Jones Intercable, Inc.
            Sr. Notes
            7.625%, 4/15/08                     Ba2               1,150     1,150,000
           Lenfest Communications, Inc.:
            Sr. Sub. Notes
            8.375% 11/1/05                      Ba3                 500       522,215
            Sr. Notes
            10.50%, 6/15/06                      B2                 900     1,035,000
            8.25%, 2/15/08                       B2                 200       210,500
           NTL Communications Corp.:
            Sr. Notes
            11.50%, 10/1/08                      B3                 600       657,000
            Series B, Sr. Notes
            10.00%, 2/15/07                      B3                 500       517,500
      (3)   0.00%, 10/1/08                       B3               1,500     1,005,000
           Northland Cable Television
            Sr. Sub. Notes
            10.25%, 11/15/07                    N/R                 500       522,500
           Olympus Communications,
            L.P./Olympus Capital Corp.
            Series B, Sr. Notes
            10.625%, 11/15/06                    B1               1,000     1,087,500
           OpTel, Inc.:
            Series B, Sr. Notes
            13.00%, 2/15/05                      B3                 500       390,000
            11.50%, 7/1/08                       B3                 850       599,250
      (3)  Renaissance Media Group
            Sr. Discount Notes
            0.00%, 4/15/08                       B3               1,000       700,000
           Rogers Cablesystems, Ltd.
            10.00%, 12/1/07                     Ba3                 450       483,750
           Tele-Communications, Inc.
            Series C, Medium Term Notes
            6.34%, 2/1/02                       Ba1                 220       220,636
      (3)  Telewest Communications plc
            Yankee Sr. Sub. Discount
            Debentures
            0.00%, 10/1/07                       B1               2,100     1,869,000
                                                                         ------------
           GROUP TOTAL                                                     24,378,007
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.8%)
           Applied Extrusion Technologies
            Series B, Sr. Notes
            11.50%, 4/1/02                       B2      $        1,500  $  1,530,000
           Huntsman Corp.
            Sr. Sub. Notes
            9.50%, 7/1/07                        B2                 400       383,000
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                      B1               1,000     1,085,000
      (1)  Lyondell Chemical Co.
            Series B,
            Gtd. Sr. Secured Notes
            9.875%, 5/1/07                      Ba3                 500       508,750
           NL Industries, Inc.
            Sr. Secured Notes
            11.75%, 10/15/03                     B1                 250       265,000
      (3)  Sterling Chemical Holdings,
            Inc.
            Sr. Secured Discount Notes
            0.00%, 8/15/08                     Caa1               1,000       300,000
           Sterling Chemicals, Inc.
            Sr. Sub. Notes
            11.75%, 8/15/06                      B3                 334       256,345
           Texas Petrochemical Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06                     N/R                 350       316,750
                                                                         ------------
           GROUP TOTAL                                                      4,644,845
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.4%)
           AFC Enterprises
            Sr. Sub. Notes
            10.25%, 5/15/07                     N/R                 400       408,000
           American Architectural
            Products Corp.
            Gtd. Sr. Notes
            11.75%, 12/01/07                   Caa1               1,150       871,125
      (1)  Building One Services
            Sr. Sub. Notes
            10.50%, 5/1/09                       B2                 500       473,750
           Collins & Aikman Floor
            Coverings, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 1/15/07                      B3               1,000     1,010,000
           International Utility
            Structures, Inc.
            Sr. Sub. Notes
            10.75%, 2/1/08                     Caa1                 500       502,500
      (3)  Waxman Industries, Inc.
            Series B, Sr. Secured
            Deferred Notes
            0.00%, 6/1/04                      Caa1                 600       315,000
                                                                         ------------
           GROUP TOTAL                                                      3,580,375
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.7%)
      (3)  Coinstar, Inc.
            Sr. Discount Notes
            0.00%, 10/1/06                     Caa1               1,700     1,676,625
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Doskocil Manufacturing Co.,
            Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 9/15/07                     B3      $          500  $    308,750
           Fort James Corp.
            Sr. Notes
            6.234%, 3/15/01                    Baa3                 155       153,597
           Holmes Products Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 11/15/07                     B3                 800       768,000
           Indesco International, Inc.
            Gtd. Sr. Sub. Notes
            9.75%, 4/15/08                       B3                 600       394,500
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                      B3               1,150     1,164,375
      (3)  Knology Holdings, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                     N/R               1,000       605,000
           Packaged Ice, Inc.
            Gtd. Sr. Notes
            9.75%, 2/1/05                        B3                 100        99,875
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                      B1                 225       227,813
           Revlon Consumer Products
            Sr. Sub. Notes
            8.625%, 2/1/08                       B3                 700       661,500
           Sealy Mattress Co.
            Gtd. Sr. Sub. Notes
            9.875%, 12/15/07                     B3                 200       200,250
      (3)  United Rentals, Inc.
            Sr. Sub. Notes
            9.25%, 1/15/09                       B1                 750       744,375
                                                                         ------------
           GROUP TOTAL                                                      7,004,660
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.2%)
      (1)  Condor Systems, Inc.
            Gtd. Sr. Sub. Notes
            11.875%, 5/1/09                      B3                 400       386,000
           Details, Inc.
            Series B, Sr. Sub Notes
            10.00%, 11/15/05                     B3                 500       475,000
      (1)  Rhythms Netconnections
            Sr. Notes
            12.75%, 4/15/09                     N/R                 300       282,000
           Unisys Corp.:
            Series B, Sr. Notes
            12.00%, 4/15/03                      B1               1,000     1,092,500
            Sr. Notes
            11.75% 10/15/04                      B1                 225       249,750
            7.875%, 4/1/08                       B1                 250       253,750
           Viasystems, Inc.:
            Sr. Sub. Notes
            9.75%, 6/1/07                        B3                 300       262,500
           Series B, Sr. Sub. Notes
            9.75%, 6/1/07                        B3                 150       131,250
                                                                         ------------
           GROUP TOTAL                                                      3,132,750
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
ENERGY (4.6%)
           Abraxas Petroleum Corp.
            Series D, Sr. Notes
            11.50%, 11/1/04                      B2      $        1,550  $    972,625
           Belden & Blake Energy Co.
            Series B, Gtd. Sr. Sub.
            Notes
            9.875%, 6/15/07                      B3                 200       152,500
           Bellwether Exploration Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                      B3               1,250     1,196,875
      (1)  Canadian Forest Oil Ltd.
            Gtd. Sr. Sub. Notes
            8.75%, 9/15/07                       B2                 450       430,875
           Cliffs Drilling Co.
            Series D,
            Gtd. Sr. Notes
            10.25%, 5/15/03                      B1               1,100     1,072,500
           Cogentrix Energy, Inc.
            Gtd. Unsecured Notes
            8.75%, 10/15/08                     Ba1               1,000     1,012,500
           Continental Resources
            Gtd. Sr. Notes
            10.25%, 8/1/08                       B3                 250       186,875
      (2)  Dailey International, Inc.
            Series B, Gtd. Sr. Notes
            9.50%, 2/15/08                       Ca                 750       485,625
           First Wave Marine, Inc.
            Gtd. Sr. Notes
            11.00%, 2/1/08                       B3               1,000       943,750
           Giant Industries, Inc.
            Gtd. Sr. Sub. Notes
            9.00%, 9/1/07                        B2                 500       477,500
           Gothic Production Corp.
            Series B,
            Gtd. Sr. Secured Notes
            11.125%, 5/1/05                      B3                 250       221,875
           H.S. Resources, Inc.:
            Sr. Sub. Notes
            9.875%, 12/1/03                      B2                 500       500,000
            Gtd. Sr. Sub Notes
            9.25%, 11/15/06                      B2                 600       591,000
           Kelley Oil & Gas Corp.
            Sr. Secured Notes
            14.00%, 4/15/03                      B3                 750       762,187
      (1)  Key Energy Services, Inc.
            Sr. Sub. Notes
            14.00%, 1/15/09                      B3               1,250     1,284,375
           Korea Electric Power
            Yankee Unsecured Debentures
            7.00%, 2/1/27                      Baa3                 240       221,218
           Parker Drilling Co.
            Series D, Gtd. Sr. Notes
            9.75%, 11/15/06                      B1                 300       277,500
           Plains Resources, Inc.
            Series B, Gtd. Sr. Sub.
            Notes
            10.25%, 3/15/06                      B2                 375       378,750
      (1)  Southwest Royalties, Inc.
            Series B, Gtd. Sr. Notes
            10.50%, 10/15/04                     B3                 500       238,750
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           TransAmerican Energy
            Series B, Sr. Secured
            Notes
            11.50%, 6/15/02                      B3      $          450  $     42,750
      (1)  Valero Energy Bonds
            6.75%, 12/15/02                    Baa3                 185       180,795
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                       B2                 450       373,500
                                                                         ------------
           GROUP TOTAL                                                     12,004,325
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (3.0%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                      B3                 425       338,937
           Bally Total Fitness Holdings
            Series D, Sr. Sub. Notes
            9.875%, 10/15/07                     B3                 350       339,500
           Booth Creek Ski Holdings, Inc.
            Series B, Sr. Sub. Notes
            12.50%, 3/15/07                    Caa1               1,000       887,500
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                       B2                 250       248,125
           Genmar Holdings, Inc.
            Series A, Sr. Sub. Notes
            13.50%, 7/15/01                    Caa2                 500       500,000
      (2)  ICON Health & Fitness, Inc.
            Series B, Sr. Sub. Notes
            13.00%, 7/15/02                      B3                 500       343,750
      (3)  IHF Holdings, Inc.
            Series B, Sr. Sec.
            Discount Notes
            0.00%, 11/15/04                    Caa2               1,450       174,000
           Loews Cineplex
            Sr. Sub. Notes
            8.875%, 8/1/08                       B3                 900       859,500
      (1)  Majestic Star Casino, L.L.C.
            Secured Notes
            10.875%, 7/1/06                      B2                 400       406,000
      (1)  Outboard Marine Corp.
            Series B, Gtd. Sr. Notes
            10.75%, 6/1/08                       B3                 500       343,750
   (1)(2)  Premier Cruises, Ltd.
            Gtd. Sr. Notes
            11.00%, 3/15/08                      B3                 900       267,750
      (1)  Production Resource Group,
            L.L.C./PRG Finance Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08                    Caa2                 750       755,625
           Regal Cinemas, Inc.
            Sr. Sub. Notes
            9.50%, 6/1/08                        B3               1,050       987,000
           Silver Cinemas, Inc.
            Sr. Sub. Notes
            10.50%, 4/15/05                    Caa1               1,900       847,875

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Time Warner, Inc.:
            Notes
            8.11%, 8/15/06                     Baa3      $           60  $     63,000
            Debentures
            7.48%, 1/15/08                      Ba1                 170       173,825
            6.85%, 1/15/26                      Ba1                 370       367,884
                                                                         ------------
           GROUP TOTAL                                                      7,904,021
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (1.5%)
           AT&T Capital Corp.:
            Series 4, Medium Term
            Notes
            6.47%, 12/3/99                     Baa3                  60        60,143
            Series F, Gtd. Unsecured
            Medium Term Notes,
            6.875%, 1/16/01                    Baa3                 200       200,750
           Associates Corp. of
            North America
            Sr. Debentures
            5.96%, 5/15/37                      Aa3                 350       351,225
           BankBoston
            Mortgage Inc.
            6.375%, 4/15/08                      A2                 135       128,990
           BellSouth Capital Funding
            Corp.
            Debentures
            6.04%, 11/15/26                     Aa1                 250       248,715
           Chase Manhattan Corp.
            Sub. Notes
            6.375%, 4/1/08                       A1                 220       210,100
           Citicorp
            Series F, Sub. Notes
            6.375%, 11/15/08                     A1                 290       275,114
           Ford Motor Credit Co.
            Sr. Notes
            5.80%, 1/12/09                       A1                 280       255,892
           Lehman Brothers Holdings
            Series F, Medium Term
            Notes                              Baa1                  80        79,500
           7.00%, 5/15/03
            6.625%, 4/1/04                     Baa1                  60        58,725
           Long Island Savings Bank
            F.S.B.
            Notes
            7.00%, 6/13/02                     Baa3                 770       773,311
           National Westminster Bank
            Debentures
            9.375%, 11/15/03                    Aa3                  95       104,883
      (1)  Prudential Insurance Co.
            Sr. Notes
            6.375%, 7/23/06                      A2                 200       194,872
      (3)  PTC International Finance B.V.
            Gtd. Sr. Sub. Notes
            0.00%, 7/1/07                        B3                 350       255,063
           Sumitomo Bank
            Notes
            8.50%, 6/15/09                     Baa1                 100       100,250
      (2)  Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99                     N/R               1,750       612,500
                                                                         ------------
           GROUP TOTAL                                                      3,910,033
                                                                         ------------
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.8%)
           AmeriServ Food
            Distribution, Inc.
            Gtd. Sr. Notes
            8.875%, 10/15/06                     B1      $          500  $    455,000
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                       B2               1,000     1,010,000
           Eagle Family Foods
            Series B,
            Gtd. Sr. Notes
            8.75%, 1/15/08                       B3                 450       400,500
           Fleming Companies, Inc.
            Sr. Sub. Notes
            10.50%, 12/1/04                      B3                 700       665,000
           Hollinger International
            Publishing
            Gtd. Sr. Notes
            9.25%, 3/15/07                       B1               1,000     1,022,500
           International Home
            Foods, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 11/1/06                     B2               1,000     1,067,500
                                                                         ------------
           GROUP TOTAL                                                      4,620,500
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
HEALTH CARE (1.7%)
      (1)  ICN Pharmaceutical
            Sr. Notes
            8.75%, 11/15/08                     Ba3                 500       501,250
           Integrated Health Services,
            Inc.:
            Series A, Sr. Sub. Notes
            10.25%, 4/30/06                      B2                 400       304,000
            Sr. Sub. Notes
            9.25%, 1/15/08                       B2                 100        71,750
           Meditrust
            Conv. Debentures
            7.50%, 3/1/01                      Baa3               2,000     1,950,000
           Merck & Co.
            Series B, Medium Term
            Notes
            5.76%, 5/3/37                       Aaa                 500       501,365
      (1)  Oxford Health Plans
            Sr. Notes
            11.00%, 5/15/05                    Caa1                 590       613,600
           Paracelsus Healthcare
            Sr. Sub. Notes
            10.00%, 8/15/06                      B3                 750       585,000
      (2)  Vencor Operating, Inc.
            Gtd. Sr. Sub. Notes
            9.875%, 5/1/05                       B3                 150        31,125
                                                                         ------------
           GROUP TOTAL                                                      4,558,090
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (4.7%)
           AMTROL Acquisition, Inc.
            Sr. Sub. Notes
            10.625%, 12/31/06                    B3                 400       395,500
           APCOA, Inc.
            Gtd. Sr. Notes
            9.25%, 3/15/08                     Caa1                 430       400,438

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Atlantis Group, Inc.
            Sr. Notes
            11.00%, 2/15/03                      B2      $          585  $    590,850
           CLARK Material Handling
            Co.
            Gtd. Sr. Notes
            10.75%, 11/15/06                     B1                 550       488,125
           Delco Remy
            International, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/06                      B2                 600       618,000
      (1)  Diamond Triumph
            Sr. Notes
            9.25%, 4/1/08                        B2                 500       497,500
           Golden Ocean Group, Ltd.
            Gtd. Sr. Notes
            10.00%, 8/31/01                      B3               1,548       243,810
      (1)  Hayes Lemmerz
            International, Inc.
            Gtd. Sr. Notes
            8.25%, 12/15/08                      B2                 750       712,500
           Haynes International, Inc.
            Sr. Notes
            11.625%, 9/1/04                      B3                 500       475,000
           International Knife &
            Saw, Inc.
            Sr. Sub. Notes
            11.375%, 11/15/06                    B3                 750       738,750
           K N Energy, Inc.
            Notes
            6.30%, 3/1/01                      Baa2                 270       269,072
           Motors & Gears, Inc.
            Series D, Sr. Notes
            10.75%, 11/15/06                     B3               1,500     1,522,500
           Neenah Corp.
            Series B, Sr. Sub. Notes
            11.125%, 5/1/07                      B3                 500       494,375
           PSINET, Inc.
            Sr. Notes
            11.50%, 11/1/08                      B3               1,000     1,050,000
           Park-Ohio Industries, Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                       B2                 400       400,000
           SRI Receivables Purchase
            Co., Inc.
            Series B, Notes
            12.50%, 12/15/00                    N/R               1,500     1,485,000
           Seagate Technology, Inc.
            Sr. Debentures
            7.45%, 3/1/37                      Baa3                 120       112,018
      (3)  Thermadyne Manufacturing,
            L.L.C./
            Thermadyne Capital
            Corp.
            Gtd. Sr. Sub. Notes
            0.00%, 6/1/08                        B3                 975       474,094
           Thermadyne Holdings
            Corp.
            Sr. Discount Notes
            9.875%, 6/1/08                     Caa1                 300       280,125
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
      (1)  Transportation Manufacturing
            Operations
            Sr. Sub. Notes
            11.25%, 5/1/09                       B2      $        1,000  $    997,500
                                                                         ------------
           GROUP TOTAL                                                     12,245,157
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
METALS & MINING (3.4%)
           Algoma Steel, Inc.
            Yankee First Mortgage
            Notes
            12.375%, 7/15/05                     B1               1,000       970,000
           Bayou Steel Corp.
            First Mortgage Notes
            9.50%, 5/15/08                       B1                 500       488,750
           GS Technologies Operations
            Gtd. Sr. Notes
            12.00%, 9/1/04                       B2                 525       464,625
           Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                      B1               1,050       189,000
           Kaiser Aluminum & Chemical
            Corp.
            Series D, Sr. Notes
            10.875%, 10/15/06                    B1                 675       703,688
           Lodestar Holdings, Inc.
            Sr. Notes
            11.50%, 5/15/05                    Caa2                 800       621,000
           Metallurg, Inc.
            Series B, First Mortgage
            Gtd. Sr. Notes
            11.00%, 12/1/07                      B3                 750       733,125
           National Steel Corp.
            Series D
            First Mortgage Bonds
            9.875%, 3/1/09                      Ba3                 750       761,250
           Republic Engineered
            Steel, Inc.
            First Mortgage Bonds
            9.875%, 12/15/01                   Caa1               1,135     1,137,837
           Sheffield Steel Corp.
            Series B, First Mortgage
            Bonds
            11.50%, 12/1/05                    Caa2                 750       710,625
           WCI Steel, Inc.
            Series B,
            Sr. Secured Notes
            10.00%, 12/1/04                      B2                 925       941,188
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                      B2                 500       490,000
           Wheeling-Pittsburg Corp.
            Sr. Notes
            9.25%, 11/15/07                      B2                 750       720,000
                                                                         ------------
           GROUP TOTAL                                                      8,931,088
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (1.2%)
           AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07                     B2                 250       250,000

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           BPC Holding Corp.
            Series B,
            Sr. Secured Notes
            12.50%, 6/15/06                    Caa3      $          900  $    936,000
           Container Corp. of America
            Gtd. Sr. Notes
            9.75%, 4/1/03                        B1                 500       517,500
      (3)  Crown Packaging
            Enterprises Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 8/1/06                       Ca1               2,450        36,750
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                       B3                 700       670,250
           Radnor Holdings, Inc.
            Series B,
            Gtd. Sr. Notes
            10.00%, 12/1/03                      B2                 250       251,250
      (1)  Stone Container Finance Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                      B2                 530       571,075
                                                                         ------------
           GROUP TOTAL                                                      3,232,825
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.8%)
           Ainsworth Lumber Co., Ltd.
            Yankee Sr. Secured Notes
            12.50%, 7/15/07                      B3               1,900     2,113,750
           Color Spot Nurseries
            Sr. Sub. Notes
            10.50%, 12/15/07                   Caa1               1,000       747,500
           Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                       B3                 550       363,000
           Malette, Inc.
            Yankee Sr. Secured
            Debentures
            12.25%, 7/15/04                     Ba3                 555       591,075
           QUNO Corp.
            Yankee Sr. Notes
            9.125%, 5/15/05                    Baa3                 315       334,461
           Repap New Brunswick, Inc.
            Sr. Secured Debentures
            10.625%, 4/15/05                     B3                 700       535,500
           Riverwood
            International Corp.
            Gtd. Sr. Notes
            10.875%, 4/1/08                    Caa1                 600       582,000
           SD Warren Co.:
            Series B, Sr. Sub. Notes
            12.00%, 12/15/04                     B1               1,000     1,080,000
            Debentures
            14.00%, 12/15/06                    N/A                 995     1,118,952
                                                                         ------------
           GROUP TOTAL                                                      7,466,238
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.6%)
           American Lawyer Media
            Holdings, Inc.
            Gtd. Sr. Notes
            9.75%, 12/15/07                      B1                 450       464,062
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Ampex Corp.
            Series B, Sr. Notes
            12.00%, 3/15/03                     N/R      $          750  $    780,000
           Belo (A.H.) Corp.
            Sr. Notes
            6.875%, 6/1/02                     Baa2                 250       250,625
   (1)(3)  InterAct Systems, Inc.
            Sr. Discount Notes
            0.00%, 8/1/03                       N/R                 950       350,313
           Lamar Advertising Co.
            Gtd. Sr. Sub. Notes
            9.625%, 12/1/06                      B1                 250       255,000
           Level 3 Communication, Inc.:
            Sr. Notes
            9.125%, 5/1/08                       B3               1,250     1,229,688
      (3)   Sr. Discount Notes
            0.00%, 12/1/08                       B3               1,000       616,250
      (3)  Liberty Group
            Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                      Caa1                 600       324,000
           Mentus Media Corp.
            Units
            12.00%, 2/1/03                      N/R               1,508       980,200
           Printpack, Inc.
            Series B, Sr. Sub. Notes
            10.625%, 8/15/06                   Caa1                 300       288,750
           Tri-State Outdoor Media
            Sr. Notes
            11.00%, 5/15/08                     N/R                 850       862,750
      (1)  TV Guide, Inc.
            Sr. Sub. Notes
            8.125%, 3/1/09                      Ba3                 500       473,750
                                                                         ------------
           GROUP TOTAL                                                      6,875,388
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
REAL ESTATE (0.0%)
           EOP Operating, L.P.
            Sr. Notes
            6.375%, 2/15/03                    Baa1                  65        62,400
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (6.3%)
           American Restaurant
            Group, Inc.
            Gtd. Sr. Secured Notes
            11.50%, 2/15/03                      B3                 750       676,875
           AmeriKing, Inc.
            Sr. Notes
            10.75%, 12/1/06                      B3                 250       264,375
      (1)  Aztar Corp.
            Sr. Sub. Notes
            8.875%, 5/15/07                      B1                 500       478,750
           Bluegreen Corp.
            Gtd. Sr. Secured Notes
            10.50%, 4/1/08                       B3               1,000       887,500
           Boyd Gaming Corp.
            Sr. Sub. Notes
            9.50%, 7/15/07                       B1                 150       148,500
           CapStar Hotel Co.
            Sr. Sub. Notes
            8.75%, 8/15/07                       B1                 375       348,750

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Casino Magic of Louisiana
            Corp.
            Series B, Gtd. First
            Mortgage Notes
            13.00%, 8/15/03                      B3      $        1,300  $  1,491,750
           Colorado Gaming &
            Entertainment Co.
            Gtd. Sr. Notes
            12.00%, 6/1/03                      N/R               1,480     1,495,174
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                      B1                 800       710,000
           HMH Properties
            Series B,
            Gtd. Sr. Notes
            7.875%, 8/1/08                      Ba2                 500       458,750
           Hard Rock Hotel, Inc.
            Sr. Sub. Notes
            9.25%, 4/1/05                        B3               1,400     1,316,000
           Hollywood Park, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.50%, 8/1/07                        B2                 675       669,937
           Horseshoe Gaming Hldg.
            Series B, Sr. Sub. Notes
            9.375%, 6/15/07                      B3               1,350     1,370,250
      (1)   Sr. Sub Notes
            8.625%, 5/15/09                      B2                 750       725,625
      (1)  Isle of Capri Casinos, Inc.
            Sr. Sub. Note
            8.75%, 4/15/09                       B3                 350       328,125
           Mohegan Tribal Gaming
            Authority, Sr. Notes
            8.125%, 1/1/06                      Ba1                 900       879,750
           Prime Hospitality Corp.
            Secured First Mortgage
            Notes
            9.25%, 1/15/06                      Ba2                 850       856,375
           Red Roof Inns, Inc.
            Sr. Exchange Notes
            9.625%, 12/15/03                     B2                 700       708,750
           Romacorp Inc.
            Sr. Notes
            12.00%, 7/1/06                       B3                 750       730,313
           Sante Fe Hotel, Inc.
            Gtd. First Mortgage
            Notes
            11.00%, 12/15/00                   Caa2                 554       526,300
           Station Casinos
            Sr. Sub. Notes
            9.75%, 4/15/07                       B2               1,400     1,428,000
                                                                         ------------
           GROUP TOTAL                                                     16,499,849
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
RETAIL (4.4%)
      (3)  Advance Holdings Corp. Series
            B, Sr. Discount Debentures
            0.00%, 4/15/09                     Caa2               1,500       845,625
           Advance Stores Co. Gtd. Sr.
            Sub. Notes
            10.25%, 4/15/08                    Caa1               2,000     1,920,000
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
   (1)(2)  County Seat Stores, Inc. Units
            12.75%, 11/1/04                     N/R      $        1,100  $    110,000
           Dairy Mart Convenience Stores,
            Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                      B3                 275       257,812
           Finlay Enterprises, Inc.
            Sr. Debentures
            9.00%, 5/1/08                        B2                 400       393,500
           Finlay Fine Jewelry Corp.
            Gtd. Sr. Notes
            8.375%, 5/1/08                      Ba3               1,200     1,176,000
   (1)(3)  Golden Sky, Inc.
            Sr. Discount Notes
            0.00%, 3/1/07                      Caa1                 250       150,313
           Jitney-Jungle Stores of
            America, Inc.:
            Gtd. Sr. Notes
            12.00%, 3/1/06                       B2                 750       615,000
            Gtd. Sr. Sub. Notes
            10.375%, 9/15/07                     B3                 300       105,000
      (1)  Jo-Ann Stores, Inc.
            Sr. Sub. Notes,
            10.375%, 5/1/07                      B2                 500       490,000
           K Mart Corp.
            Debentures
            7.75%, 10/1/12                      Ba2               1,175     1,180,875
      (3)  Mrs. Fields Holding Co.
            Units
            0.00%, 12/1/05                     Caa2               1,750       848,750
           Mrs. Fields Original Cookies,
            Inc.:
            Gtd. Sr. Notes
            10.125%, 12/1/04                    N/R               1,400     1,288,000
      (1)   10.125%, 12/1/04                     B2                 250       230,000
           Pantry, Inc.
            Sr. Sub. Notes
            10.25%, 10/15/07                     B3                 550       561,000
           Pathmark Stores, Inc.
            Sr. Sub. Notes
            9.625%, 5/1/03                     Caa1                 850       867,000
      (1)  Simmons Co.
            Sr. Sub. Notes
            10.25%, 3/15/09                      B3                 650       661,375
                                                                         ------------
           GROUP TOTAL                                                     11,700,250
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (18.1%)
           Adelphia Communications Corp.
            Sr. Notes
            7.875%, 5/1/09                       B1                 200       185,500
            Series B, Sr. Notes
            8.375%, 2/1/08                       B3                 800       792,000
      (3)  COLT Telecom Group plc
            Yankee Units
            0.00%, 12/15/06                      B1                 400       352,000
      (3)  Call-Net Enterprises, Inc.
            Sr. Discount Notes
            Zero Coupon, 5/15/09                 B2                 500       276,875

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Century Communications, Inc.
            Series B
            Zero Coupon, 1/15/08                Ba3      $          650  $    286,000
      (1)  Charter Communications
            Holdings:
            Sr. Notes
            8.625%, 4/1/09                       B2               1,000       960,000
      (3)   Sr. Discount Notes
            0.00%, 4/1/11                        B3               1,000       621,250
      (3)  Clearnet
            Communications, Inc.
            Yankee Sr. Discount Notes
            0.00%, 12/15/05                      B3               1,050       955,500
           Comcast Cellular Holdings
            Series B, Sr. Notes
            9.50%, 5/1/07                       Ba3                 700       780,500
      (1)  Concentric Network Corp.
            Units
            12.75%, 12/15/07                    N/R                 750       774,375
           Coaxial Communications, Inc.
            Gtd. Sr. Notes
            10.00%, 8/15/06                      B3                 900       938,250
      (3)  DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                       N/R               1,850       675,250
           Dobson/Sygnet Communications
            Co.
            Sr. Notes
            12.25%, 12/15/08                    N/R               1,300     1,374,750
      (3)  Dolphin Telecom plc:
            Sr. Discount notes
            0.00%, 6/1/08                      Caa1                 750       375,000
      (1)   0.00%, 5/15/09                     Caa1                 700       345,625
      (3)  e. spire Communications, Inc.
            Sr. Discount Notes
            0.00%, 11/1/05                      N/R               2,950     1,563,500
      (3)  Econophone, Inc.
            Sr. Notes
            0.00%, 2/15/08                      N/R               1,600       892,000
           Exodus Communications, Inc.
            Sr. Notes
            11.25%, 7/1/08                      N/R                 700       728,000
      (3)  Focal Communications Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                      N/R               1,400       770,000
      (3)  GST USA, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 12/15/05                     N/R               1,800     1,482,750
           Global Crossing Holdings Ltd.
            Gtd. Sr. Notes
            9.625%, 5/15/08                     N/R               1,150     1,242,000
           Globalstar, L.P. / Globalstar
            Capital Corp.:
            Sr. Notes
            11.25%, 6/15/04                      B3                 500       343,750
            10.75%, 11/1/04                      B3               1,000       667,500
            11.50%, 6/1/05                     Caa1                 200       132,000
           Globix Corp.
            Sr. Notes
            13.00%, 5/1/05                      N/R               1,000       950,000
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
      (3)  Hyperion
            Telecommunications, Inc.
            Series B,
            Sr. Discount Notes
            0.00%, 4/15/03                       B3      $          450  $    371,250
      (3)  ICG Holdings, Inc.:
            Gtd. Sr. Exchange
            Discount Notes
            0.00%, 9/15/05                      N/R                 650       572,000
            0.00%, 5/1/06                       N/R                 600       480,000
            Gtd. Sr. Discount Notes
            0.00%, 3/15/07                      N/R               1,750     1,207,500
      (3)  ICG Services, Inc.:
            Sr. Discount Notes
            0.00%, 2/15/08                      N/R                 500       270,000
            0.00%, 5/1/08                       N/R               1,350       715,500
           ITC DeltaCom, Inc.
            Sr. Notes
            11.00%, 6/1/07                       B2                 259       278,425
           Intermedia Communications,
            Inc.
            Sr. Notes
            8.875%, 11/1/07                      B2                 200       183,500
           Jacor Communications, Inc.
            Gtd. Sr. Sub. Notes
            8.00%, 2/15/10                       B2                 250       259,687
           Jordan Telecommunications
            Products, Inc.:
            Series B, Sr. Notes
            9.875%, 8/1/07                      N/R                 270       264,262
      (3)   Series B, Sr. Discount Notes
            0.00%, 8/1/07                        B3                 425       362,312
           Logix Communications
            Enterprises
            Sr. Notes
            12.25%, 6/15/08                     N/R               1,000       938,750
           MCI Worldcom, Inc.
            Sr. Unsecured Notes
            6.50%, 4/15/10                     Baa2                 125       119,687
           McCaw International, Ltd.
            Sr. Discount Notes
            13.00%, 4/15/07                    Caa1                 900       531,000
           McLeod USA, Inc.:
            Sr. Discount Notes
      (3)   0.00%, 3/1/07                        B2                 800       614,000
            Sr. Notes
            9.25%, 7/15/07                       B2                 400       397,000
            9.50%, 11/1/08                       B2               1,000     1,002,500
           MetroNet Communications Corp.:
            Sr. Discount Notes
            10.75%, 11/1/07                       B               1,100       882,750
      (3)   0.00%, 6/15/08                       B3               1,000       743,750
           Microcell Telecommunications,
            Inc.
            Series B, Yankee
            Sr. Discount Notes
            14.00%, 6/1/06                       B3                 270       218,700
      (3)  Millicom International
            Cellular
            Yankee Sr. Sub.
            Discount Notes
            0.00%, 6/1/06                      Caa1                 850       627,938

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
      (3)  NEXTLINK Communications, Inc.:
            0.00%, 4/15/08                       B3      $        1,700  $  1,020,000
            Sr. Notes
            12.50%, 4/15/06                      B3                 350       374,500
            10.75%, 11/15/08                     B3                 500       510,000
      (3)  Nextel Communications, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                       B2               1,700     1,173,000
           Orbital Imaging Corp.
            Series B, Sr. Notes
            11.625%, 3/1/05                     N/R                 500       455,625
           Orion Network Systems, Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                      B2                 500       418,750
      (3)  PLD Telekom, Inc.
            Yankee Gtd. Sr. Notes
            14.00%, 6/1/04                      N/R               1,610       885,500
      (3)  Pagemart Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                        B3               1,750     1,502,813
      (1)  Petersburg Long Distance, Inc.
            Conv. Sub. Notes
            9.00%, 6/1/06                       N/R                 230        92,000
      (3)  Qwest Communications
            International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                      B2               1,100       845,625
      (3)  RCN Corp.
            Series B,
            Sr. Discount Notes
            0.00%, 2/15/08                       B3                 900       570,375
           RSL Communications:
            Yankee Gtd. Sr. Notes
            9.125%, 3/1/08                       B3                 250       228,125
            10.50%, 11/15/08                     B3                 250       246,250
            9.875%, 11/15/09                     B2               1,100     1,042,250
      (3)  Rhythms Netconnections Units
            0.00%, 5/15/08                      N/R               1,500       798,750
           Rogers Cablesystems Ltd.
            Series B,
            Yankee Sr. Secured 2nd
            Priority Notes
            10.00%, 3/15/05                     Ba3                 250       267,500
           Rogers Cantel, Inc.
            Yankee Sr. Secured Debentures
            9.375%, 6/1/08                      Ba3                 350       362,250
           Sprint Spectrum L.P./
            Sprint Spectrum Finance Corp.
            Sr. Notes
            11.00%, 8/15/06                      B2               1,500     1,702,230
           Star Choice Communications,
            Inc.
            Sr. Notes
            13.00%, 12/15/05                    N/R                 500       508,750
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Startec Global
            Communications Corp. Units
            12.00%, 5/15/08                     N/R      $          750  $    673,125
           TCI Communications, Inc.
            Sr. Notes
            6.375%, 5/1/03                       A2                 130       128,862
           Telesystem International
            Wireless
            Series B
            Sr. Discount Notes
            13.25%, 6/30/07                    Caa1                 500       264,375
           Teligent, Inc.
            Sr. Notes
            11.50%, 12/1/07                    Caa1                 750       738,750
   (1)(3)  Tritel PCS, Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                       B3                 500       271,875
      (3)  USN Communications, Inc.
            Units
            0.00%, 8/15/04                     Caa1                   8             0
      (1)  Viatel, Inc.
            Sr. Notes
            11.25%, 4/15/08                    Caa1                 850       854,250
           Western Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                       B3                 350       377,562
      (3)  Winstar Communications, Inc.
            Sr. Discount Notes
            0.00%, 10/15/05                    Caa1               1,600     1,404,000
           WorldCom, Inc.
            Sr. Notes
            8.875%, 1/15/06                    Baa2                 160       170,339
                                                                         ------------
           GROUP TOTAL                                                     47,392,317
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (1.3%)
           Iron Age Corp.
            Sr. Sub. Notes
            9.875%, 5/1/08                       B3                 250       189,375
           Maxim Group, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.25%, 10/15/07                      B2                 700       686,000
           Phillips-Van-Heusen Corp.
            Sr. Sub. Notes
            9.50%, 5/1/08                        B1                 800       801,000
           Pillowtex Corp.
            Gtd. Sr. Sub. Notes
            10.00%, 11/15/06                     B2                 500       497,500
           Tropical Sportswear
            International
            Series A,
            Gtd. Sr. Notes
            11.00%, 6/15/08                      B3                 600       624,000
           William Carter Co.
            Series A, Sr. Sub. Notes
            10.375%, 12/1/06                     B3                 500       523,750
                                                                         ------------
           GROUP TOTAL                                                      3,321,625
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.3%)
           AirTran Airlines, Inc.
            Sr. Notes
            10.50%, 4/15/01                     N/R      $        1,000  $    972,500
           Hermes Europe Railtel B.V.
            Sr. Notes
            11.50%, 8/15/07                      B3               1,000     1,047,500
           Norfolk Southern Corp.
            Notes
            7.05%, 5/1/37                      Baa1                 285       289,611
           Norfolk Southern Corp.:
            Series A, Medium Term Note
            7.40%, 9/15/06                     Baa1                  40        40,800
            Bonds
            7.70%, 5/15/17                     Baa1                  75        77,344
           Pegasus Shipping (Hellas),
            Ltd.
            Series A, First Preferred
            Ship Mortgage Notes
            11.875%, 11/15/04                    B3                 300       191,250
           Trans World Airlines, Inc.
            Sr. Notes
            11.375%, 3/1/06                    Caa1               1,500       768,750
                                                                         ------------
           GROUP TOTAL                                                      3,387,755
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.5%)
      (1)  Waste Systems
            International, Inc.
            Sub. Notes
            7.00%, 5/13/05                      N/R               1,500     1,365,000
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $240,899,056)                                                     218,876,012
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
GOVERNMENT & AGENCY SECURITIES (2.9%)
-------------------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.7%)
           30YR TBA
            6.00%, 3/1/29                       Aaa               2,620     2,461,149
            6.50%, 2/1/29                       Aaa               1,370     1,321,612
            7.00%, 3/16/27                      Aaa                 150       147,163
           STRIPS,
            Series H, Class 2
            11.50%, 5/1/09                      Aaa                 594       641,852
                                                                         ------------
           GROUP TOTAL                                                      4,571,776
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
           Various Pools:
            10.50%, 9/15/15                     Aaa                  34        36,406
            10.50%, 9/15/15                     Aaa                  19        20,378
            10.50%, 12/15/15                    Aaa                   5         4,859
            10.50%, 3/15/16                     Aaa                  26        27,960
            10.50%, 8/15/16                     Aaa                  34        37,070
                                                                         ------------
           GROUP TOTAL                                                        126,673
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY BOND (0.1%)
           8.00%, 11/15/21                      Aaa                 100       120,578
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTE (1.0%)
            6.25%, 2/15/07                      Aaa      $          775  $    789,655
            7.25%, 5/15/04                      Aaa               1,215     1,290,172
           STRIPS
            Series S
            0.00%, 5/15/17                      Aaa                 780       252,782
           TIPS
            3.875%, 4/15/29                     Aaa                 405       399,176
                                                                         ------------
           GROUP TOTAL                                                      2,731,785
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $7,533,309)                                                         7,550,812
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%)
-------------------------------------------------------------------------------------
-----------------
           Asset Securitization Corp.
            Series 1996-MD6,
            Class A6, 7.59%, 11/13/26          Baa2                 420       405,563
           Commercial Mortgage Asset
            Trust
            Series 1999, Class A3
            6.64%, 1/17/32                      Aaa                 310       301,572
           GMAC Commercial
            Mortgage Securities, Inc.
            6.853%, 9/15/06                     Aaa                  80        80,275
            6.945%, 9/15/33                     Aaa                 550       546,524
           Heller Financial Commercial
            Mortgage
            Series 1999-PH1, Class A2
            6.847%, 5/15/31                     Aaa                 550       545,531
           Kidder Peabody
            Acceptance Corp.
            Series 1994-C1,
            Class C1 B 6.85%, 2/1/06            N/R                 910       916,686
           Morgan Stanley Capital I
            Series 1998-XL1, Class A3
            6.48%, 6/3/30                       N/R                 360       344,363
           Nomura Asset Securities Corp.
            Series 1998-D6, Class A1B6
            6.59%, 3/17/28                      Aaa                 310       301,862
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $3,666,971)                                                         3,442,376
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (1.2%)
-------------------------------------------------------------------------------------
-----------------
      (1)  Constellation Finance, L.L.C.
            Series 1997-1, Class 1
            9.80%, 12/14/02                     N/R                 250       239,453
           Contimortgage Home
            Equity Loan Trust
            7.22%, 1/15/28                      Aaa                 125       124,882
           Green Tree Financial Corp.
            Manufactured Housing
            Installment Sale Contracts
            Series 1993-4, Class B1
            7.20%, 1/15/19                     Baa3               1,691     1,654,271

    The accompanying notes are an integral part of the financial statements.

                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
           Green Tree Recreational,
            Equipment & Consumer
            Trust, Consumer Products &
            Equipment Retail Installment
            Sale Contracts
            Series 1997-C, Class A-1,
            6.49%, 2/15/18                      N/R      $          560  $    551,315
           New Century Home
            Equity Loan Trust
            6.73%, 7/25/22                      Aaa                 100        99,141
           Peco Energy
            Transition Trust:
            Series 1999-A, Class A6,
            6.05%, 3/1/09                       Aaa                  90        86,625
            Series 1999-A, Class A7,
            6.13%, 3/1/09                       Aaa                 335       319,087
           UCFC Home Equity Loan:
            Series 1996-B1, Class A7,
            8.20%, 9/15/27                      Aaa                 110       113,008
            Series 1998-A, Class A7,
            6.87%, 7/15/29                      Aaa                  50        48,344
-------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $3,187,610)                                                         3,236,126
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------

                                              Shares/
                                               Units
-----------------------------------------------------------------------
-----------------
COMMON STOCKS (2.7%)
-----------------------------------------------------------------------
-----------------
BROADCASTING (0.5%)
   (1)(4)  Spanish Broadcasting System
            Class A                                 2,142     1,285,200
                                                           ------------
-----------------------------------------------------------------------
-----------------
CABLE (0.0%)
   (1)(4)  OpTel, Inc.                                500             5
                                                           ------------
-----------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.3%)
      (4)  Coinstar, Inc.                          11,887       341,008
      (4)  Concentric Network Corp.                 9,610       383,167
      (4)  Crown Packaging Enterprises,
            Ltd.                                  253,746         2,537
                                                           ------------
           GROUP TOTAL                                          726,712
                                                           ------------
-----------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (4)(5)  Westfed Holdings, Inc.
            Class B (acquired 9/20/88,
            $383)                                  12,670             0
                                                           ------------
-----------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.8%)
   (4)(5)  Dr. Pepper Bottling Holdings,
            Inc.
            Class A (acquired 2/25/97,
            cost $1,181,250)                       75,000     2,212,500
   (1)(4)  Specialty Foods Corp.                   30,000         1,500
                                                           ------------
           GROUP TOTAL                                        2,214,000
                                                           ------------
-----------------------------------------------------------------------
-----------------

                                              Shares/         Value
                                               Units        (Note A-1)
-----------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
(4)(5)(6)  CIC I Acquisition Corp.
            (acquired 10/18/89, cost
            $1,076,715)                             2,944  $    200,192
                                                           ------------
-----------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (4)  Sheffield Steel Corp.                    6,250        25,000
                                                           ------------
-----------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
(1)(4)(6)  Mail-Well, Inc.                         21,306       344,891
                                                           ------------
-----------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (4)  Capital Gaming International,
            Inc.                                    5,687           284
      (4)  Elsinore Corp.                          86,538        27,043
      (4)  Isle of Capri Casinos, Inc.             14,947       102,761
   (1)(4)  Motels of America, Inc.                    500         9,000
                                                           ------------
           GROUP TOTAL                                          139,088
                                                           ------------
-----------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.8%)
      (4)  Advanced Radio Telecom Corp.            18,211       261,783
      (4)  Globix Corp.                             3,520       155,540
      (4)  ICG Communications, Inc.                 2,145        45,850
      (4)  Intermedia Communications,
            Inc.                                    3,232        96,958
      (4)  Loral Space & Communications               302         5,436
      (4)  Microcell Telecommunications,
            Class B                                 3,436        26,844
      (4)  Nextel Communications, Inc.
            Class A                                 2,080       104,390
      (4)  Pagemart Nationwide, Inc.                7,000        33,250
      (4)  Price Communications Corp.              84,503     1,267,545
      (4)  Viatel, Inc.                             3,353       188,187
                                                           ------------
           GROUP TOTAL                                        2,185,783
                                                           ------------
-----------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $4,009,574)                                           7,120,871
                                                           ------------
-----------------------------------------------------------------------
-----------------
PREFERRED STOCKS (4.2%)
-----------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (4)  GPA Group plc
            7% Second Preferred Cum.
            Conv.                               2,125,000     1,062,500
                                                           ------------
-----------------------------------------------------------------------
-----------------
BROADCASTING (1.5%)
           Benedek Communications Corp.
            11.50% Sr. Exchangeable                   150       142,500
      (4)  Pegasus Communications Corp.
            12.75% Cum. Exchangeable,
            Series A                                   51        52,530
           Pegasus Communications Corp.
            Units                                     250       272,500
      (4)  Source Media, Inc.
            13.5% Units                            64,932     1,266,174
   (1)(4)  Spanish Broadcasting System,
            Inc.
            14.25%, Cum. Exchangeable              19,668     2,133,978
                                                           ------------
           GROUP TOTAL                                        3,867,682
                                                           ------------
-----------------------------------------------------------------------
-----------------
CABLE (0.3%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series
            B                                       5,000       572,500

    The accompanying notes are an integral part of the financial statements.

                                              Shares/         Value
                                               Units        (Note A-1)
-----------------------------------------------------------------------
-----------------
      (4)  DIVA Systems Corp.
            Series D                               56,913  $    284,565
      (4)  NTL, Inc.
            13% Exchangeable, Series B                  1           611
                                                           ------------
           GROUP TOTAL                                          857,676
                                                           ------------
-----------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
           Renaissance Cosmetics, Inc.
            14% Cumulative                              2             0
                                                           ------------
-----------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.3%)
      (1)  Deutsche Bank Capital Funding
            Tr I
            7.872% Non-cumulated                  120,000       114,588
           Lehman Brothers Holdings:
            5% Convertible, Series B                2,700        76,950
            5.94%, Series C                         1,300        56,388
           Olympic Financial, Ltd.
            Units
            11.50%, 3/15/07                       475,000       406,125
      (6)  Westfed Holdings, Inc.
            Class A (aquired
            9/20/88-6/18/93,
            cost $2,995,322)                       42,759        42,759
                                                           ------------
           GROUP TOTAL                                          696,810
                                                           ------------
-----------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (1)  International Utility
            Structures, Inc.:
            13% Units                                 150       140,625
            13% Units                                   8           718
                                                           ------------
           GROUP TOTAL                                          141,343
                                                           ------------
-----------------------------------------------------------------------
-----------------
MISCELLANEOUS (0.0%)
      (4)  TCR Holdings Corp.:
            Series B                                  790            47
            Series C (non-voting)                     434            24
            Series D (non-voting)                   1,145            61
            Series E (non-voting)                   2,370           149
                                                           ------------
           GROUP TOTAL                                              281
                                                           ------------
-----------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
           Primedia, Inc.
            10% Cum. Exchangeable,
            Series D                                5,000       512,500
                                                           ------------
-----------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
           AmeriKing, Inc.
            13%, Cum. Exchangeable                 19,360       464,640
                                                           ------------
-----------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.3%)
           e. spire Communications, Inc.
            12.75%                                    300        15,750
           Intermedia Communications,
            Inc.
            13.50% Exchangeable, Series B           3,392       339,200
      (1)   7% Jr. Convertible, Series E           44,000     1,028,500
      (4)  NEXTLINK Communications, Inc.
            14% Cum. Exchangeable                  12,947       660,297
           Nextel Communications, Inc.
            13% Exchangeable, Series D                995     1,004,950
                                              Shares/         Value
                                               Units        (Note A-1)
-----------------------------------------------------------------------
-----------------
           Rural Cellular Corp.
            11.375% Sr. Exchangeable                  286  $    286,715
                                                           ------------
           GROUP TOTAL                                        3,335,412
                                                           ------------
-----------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $13,731,812)                                         10,938,844
                                                           ------------
-----------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
-----------------------------------------------------------------------
-----------------
   (1)(4)  Terex Corp.
            expiring 5/15/02 (cost $0)              6,000        84,000
                                                           ------------
-----------------------------------------------------------------------
-----------------
WARRANTS (1.0%)
-----------------------------------------------------------------------
-----------------
      (4)  American Telecasting, Inc.
            expiring 6/23/99                          525             0
      (4)  Ampex Corp.
            expiring 3/15/03                       25,500        71,655
   (1)(4)  Australis Holdings Pty. Ltd.
            expiring 10/30/01                       2,250            22
      (4)  Capital Gaming International,
            Inc.
            expiring 2/1/99                            17             0
      (4)  CHC Helicopter Corp.
            expiring 12/15/00                       6,000        18,000
      (4)  CHI Energy, Inc.:
            Series B, expiring 11/8/03              7,578        18,195
            Series C, expiring 11/8/05              4,919        11,811
   (1)(4)  Cookies U.S.A., Inc.
            expiring 1/15/01                          225             0
      (4)  County Seat Stores, Inc.
            expiring 10/15/98                       1,520            15
      (4)  Crown Packaging Holdings, Ltd.
            expiring 11/1/03                        2,000         1,000
      (4)  Dairy Mart Convenience Stores,
            Inc.
            expiring 12/1/01                       11,665         4,083
      (4)  Decrane Aircraft Holdings
            expiring 9/30/08                          800             0
   (1)(4)  DIVA Systems Corp.:
            expiring 5/15/06                        1,925       465,850
            expiring 3/1/08                         8,325        99,900
   (1)(4)  DTI Holdings, Inc.
            expiring 3/1/08                         9,250            93
      (4)  e. spire Communications, Inc.
            expiring 11/1/05                        2,000       280,000
      (4)  Elsinore Corp.
            expiring 12/31/25                      79,941             0
      (4)  Golden Ocean Group, Ltd.
            expiring 8/31/01                        1,032           129
   (1)(4)  Hemmeter Enterprises, Inc.
            expiring 12/15/99                       9,000             0
   (1)(4)  IHF Capital, Inc.
            expiring 11/14/99                         500             5
   (1)(4)  Interact Systems, Inc.
            expiring 8/1/03                           750             0
      (4)  Isle of Capri Casinos, Inc.
            expiring 5/3/01                         2,646            26
   (1)(4)  Key Energy Services
            expiring 1/15/09                        1,250         1,250
      (4)  McCaw International Ltd.
            expiring 4/15/07                        1,000         2,500
   (1)(4)  Mentus Media Corp.
            expiring 2/1/08                         3,984            40
      (4)  PLD Telekom, Inc.
            expiring 6/1/06                         1,610         8,050

    The accompanying notes are an integral part of the financial statements.

                                              Shares/         Value
                                               Units        (Note A-1)
-----------------------------------------------------------------------
-----------------
      (4)  Rhythms Netconnections
            expiring 5/15/08                        6,000  $  1,000,314
      (4)  Source Media, Inc.
            expiring 11/1/07                       30,731       261,216
   (1)(4)  Star Choice Communications,
            Inc.
            expiring 12/5/05                       11,580        29,176
      (4)  Startec Global Communications
            Corp
            expiring 5/15/08                          750           750
      (4)  United International Holdings
            expiring 11/15/99                       2,950         2,950
      (4)  Wright Medical Technology
            expiring 6/30/03                          618             6
                                                           ------------
-----------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,618,319)                                           2,277,036
                                                           ------------
-----------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $274,646,651)                                       253,526,077
                                                           ------------
-----------------------------------------------------------------------
-----------------
                                                              Face
                                             Moody's         Amount
                                             Ratings         (000)
-------------------------------------------------------------------------------------
-----------------
FOREIGN SECURITIES (0.9%)
-------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (0.8%)
-------------------------------------------------------------------------------------
-----------------
FINLAND (0.1%)
      (7)  Okobank Perpetual
            Medium Term Notes
            5.739%, 9/29/49                        A3    USD$       140       134,400
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
FRANCE (0.1%)
      (7)  Credit Lyonnais Paris
            6.563%, 9/19/49                      Baa2           USD 210       194,250
           L'Auxiliare du Credit
            Foncier de France
            Gtd. Sub. Notes
            5.00%, 10/22/02                      Baa3           USD 150       143,625
                                                                         ------------
           GROUP TOTAL                                                        337,875
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
JAPAN (0.1%)
      (7)  Fuji Bank (Cayman), Ltd.
            Perpetual Gtd. Notes
            7.30%, 3/29/49                       Baa2           USD 370       299,700
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.1%)
           CompleTelecom
            Europe N.V.
            Units
            0.00%, 2/15/09                       Caa2           USD 650       338,000
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
SWEDEN (0.4%)
      (7)  ForeningsSparbanken AB:
            Perpetual Jr. Sub.
            Medium Term Notes
            6.438%, 12/29/49                     Baa2           USD 500       470,000
           Skandinaviska Enskilda
            Banken AB
            Perpetual Sub. Notes
            6.625%, 3/29/49                      Baa1           USD 400       393,720
                                                                         ------------
           GROUP TOTAL                                                        863,720
                                                                         ------------
                                                              Face
                                             Moody's         Amount         Value
                                             Ratings         (000)        (Note A-1)
-------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $2,074,291)                                                      $  1,973,695
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (0.1%)
-------------------------------------------------------------------------------------
-----------------
COLOMBIA (0.0%)
      (7)  Republic of Colombia
            12.243%, 8/13/05                     Baa3    USD$        80        68,600
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
POLAND (0.1%)
           Republic of Poland
            Past Due Interest Bonds
            5.00%, 10/27/14                      Baa3           USD 320       281,600
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $373,901)                                                             350,200
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $2,448,192)                                                         2,323,895
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (1.8%)
  (Cost $4,743,000)                                                         4,743,000
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (99.6%)
  (Cost $281,837,843)                                                     260,592,972
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF LIABILITIES
  (0.4%)
                                                                            1,122,167
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 34,698,013 issued and outstanding $.001 par
            value Shares (authorized 100,000,000 shares)                 $261,715,139
                                                                         ------------
                                                                         ------------
-------------------------------------------------------------------------------------
-----------------

N/R--Not Rated.
STRIPS--Separate Trading of Registered Interest and Principal Securities.
TIPS--Treasury Inflation Protected Securities.
TBA--Security is subject to delayed delivery.
(1)  144A Security. Certain conditions for public sale may exist.
(2)  Defaulted security.
(3) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(4)  Non-income producing security.
(5) Restricted as to private and public resale. Total cost of restricted securities at June 30, 1999 aggregated $1,181,633. Total market value of restricted securities owned at June 30, 1999 was $2,212,500 or 0.8% of net assets.
(6) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
(7) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at June 30, 1999.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES                               June 30, 1999
                                                                    (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $281,837,843 ) (Note A-1).......................       $260,592,972
    Receivables:
      Interest Receivable (Note A-4)........................          4,972,781
      Receivable for Investments Sold.......................          2,534,760
    Other Assets............................................             14,481
-------------------------------------------------------------------------------
        Total Assets........................................        268,114,994
-------------------------------------------------------------------------------
LIABILITIES:
      Investments Purchased.................................          5,907,123
      Investment Advisory Fees (Note B).....................            328,536
      Due to Custodian Bank.................................             49,146
      Administrative Fees (Note C)..........................             44,446
      Professional Fees.....................................             23,235
      Shareholders' Reports.................................             13,942
      Directors' Fees.......................................              9,020
      Miscellaneous Fees....................................             24,407
-------------------------------------------------------------------------------
        Total Liabilities...................................          6,399,855
-------------------------------------------------------------------------------
NET ASSETS..................................................       $261,715,139
                                                              -----------------
                                                              -----------------
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value.......................        $    34,698
    Capital Paid in Excess of Par Value.....................        293,629,015
    Undistributed Net Investment Income.....................             93,658
    Accumulated Net Realized Loss...........................        (10,797,361)
    Unrealized Depreciation on Investments..................        (21,244,871)
                                                              -----------------
NET ASSETS APPLICABLE TO 34,698,013 ISSUED AND OUTSTANDING
  SHARES (AUTHORIZED 100,000,000 SHARES)....................       $261,715,139
                                                              -----------------
                                                              -----------------
NET ASSET VALUE PER SHARE...................................        $      7.54
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                       Six Months Ended
                                                                 June 30, 1999
                                                                   (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest (Note A-4).....................................       $13,331,260
    Dividends (Note A-4)....................................            58,275
------------------------------------------------------------------------------
      Total Income..........................................        13,389,535
------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (Note B).......................           658,190
    Administrative Fees (Note C)............................           109,300
    Shareholders' Reports...................................            57,528
    Custodian Fees..........................................            34,148
    Shareholder Servicing Fees..............................            24,894
    Professional Fees.......................................            20,187
    Directors' Fees and Expenses............................            16,084
    Other...................................................            24,833
------------------------------------------------------------------------------
      Total Expenses........................................           945,164
------------------------------------------------------------------------------
        Net Investment Income...............................        12,444,371
------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS............................        (3,082,276)
------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON
  INVESTMENTS...............................................        (4,662,956)
------------------------------------------------------------------------------
Net Realized Loss and Change in
  Unrealized Appreciation/Depreciation......................        (7,745,232)
------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations........        $4,699,139
------------------------------------------------------------------------------
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months Ended
                                                                                     June 30, 1999          Year Ended
                                                                                       (Unaudited)   December 31, 1998
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income.......................................................  $   12,444,371     $   24,431,443
    Net Realized Gain/Loss on Investments.......................................      (3,082,276)         1,562,674
    Change in Unrealized Appreciation/Depreciation on Investments...............      (4,662,956)       (24,197,476)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................       4,699,139          1,796,641
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.......................................................     (12,491,286)       (24,942,259)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Common Stock Issued through Reinvestment of Distributions (86,170 shares)...              --            694,164
----------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Capital Share Transactions........              --            694,164
----------------------------------------------------------------------------------------------------------------------
      Total Decrease in Net Assets..............................................      (7,792,147)       (22,451,454)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period.........................................................     269,507,286        291,958,740
----------------------------------------------------------------------------------------------------------------------
    End of Period (Including undistributed net investment income of $93,658 and
     $140,573, respectively)....................................................  $  261,715,139     $  269,507,286
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                        Six Months
                                             Ended                 Year Ended December 31,
                                     June 30, 1999   ----------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:      (Unaudited)       1998         1997       1996  1995Section     1994
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................     $  7.77       $  8.44      $  8.12    $  8.63   $  8.05   $  9.00
---------------------------------------------------------------------------------------------------------
Offering Costs.....................                        --           --      (0.02)       --
---------------------------------------------------------------------------------------------------------
Investment Activities:
    Net Investment Income..........        0.36          0.71         0.69       0.75      0.86      0.83
    Net Realized and Unrealized
     Gain (Loss) on Investments....       (0.23)        (0.66)        0.39       0.18      0.48     (1.06)
---------------------------------------------------------------------------------------------------------
      Total from Investment
       Activities..................        0.13          0.05         1.08       0.93      1.34     (0.23)
---------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income..........       (0.36)        (0.72)       (0.76)     (0.90)    (0.76)    (0.72)
---------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to
 Shares Issued through Rights
 Offering..........................          --            --           --      (0.52)       --        --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....     $  7.54       $  7.77      $  8.44    $  8.12   $  8.63   $  8.05
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE, END OF
 PERIOD............................     $  7.69       $  7.56      $  8.75    $  7.63   $  7.88   $  7.00
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
TOTAL INVESMENT RETURN:
    Net Asset Value (1)............        1.72%         0.47%       14.03%     10.59%**    17.41%    (2.67)%
    Market Value...................        6.56%        (5.68)%       25.90%    10.05%**    24.34%    (9.48)%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (Thousands).......................    $261,715      $269,507     $291,959   $280,634  $210,441  $196,379
---------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net
 Assets Including Expense
 Offsets...........................        0.71%*        0.81%        0.84%      0.94%     0.92%     0.83%
Ratio of Expenses to Average Net
 Assets............................        0.71%*        0.81%        0.84%      0.95%       --        --
Ratio of Net Investment Income to
 Average Net Assets................        9.34%*        8.59%        8.47%      9.23%    10.22%     9.75%
Portfolio Turnover Rate............        25.8%         84.7%        97.7%      81.0%     44.1%     70.6%
---------------------------------------------------------------------------------------------------------

Section Credit Suisse Asset Management, formerly known as BEA Associates replaced CS First Boston Investment management as the Fund's investment adviser effective June 13, 1995.
      * Annualized
     ** Adjusted for Rights Offering.
    (1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each period, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

        Note: Current period permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------

Credit Suisse Asset Management Income Fund, Inc., formerly known as BEA Income Fund, Inc. (the "Fund"), was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek current income through investments primarily in debt securities.

A. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

1. SECURITY VALUATION: Market values for fixed income securities are valued at the latest quoted bid price in the over-the-counter market. However, fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Other securities listed on an exchange are valued at the latest quoted sales prices on the day of valuation or if there was no sale on such day, the last bid price quoted on such day. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities for which market quotations are not readily available (including restricted investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors. Such securities have a value of $272,957 (or 0.10% of net assets) at June 30, 1999. In determining fair value, consideration is given to cost, operating and other financial data.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities). These securities are valued pursuant to the valuation procedures noted above.

2. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis. Discounts on securities purchased are amortized according to the effective yield method over their respective lives. Discount or premium on mortgage backed securities is recognized upon receipt of principal payments on the underlying mortgage pools. Dividend income is recorded on the ex-dividend date.

5. DELAYED DELIVERY COMMITMENTS: The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

6. DIVIDENDS AND DISTRIBUTIONS: The Fund pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains in excess of applicable capital losses, including capital loss carryforward. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gains distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles. These differences are principally due to timing of the recognition of defaulted bond interest.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and paid in capital.

B. Credit Suisse Asset Management, formerly known as BEA Associates (the "Adviser") provides investment advisory services to the Fund under the terms of an Advisory Agreement. Under the Advisory Agreement, the Adviser is paid a fee, computed weekly and payable quarterly at an annual rate of .50 % of average weekly net assets.

C. Effective March 1, 1999, Brown Brothers Harriman & Co. ("BBH&Co."), replaced Chase Manhattan Bank as the Fund's Administrator and Custodian.

BBH&Co. provides services to the fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

Effective January 25, 1999, BankBoston N.A. replaced Chase Manhattan Bank as the Fund's Transfer Agent.

BankBoston provides transfer agent services to the fund. Under the Transfer Agent Agreement, BankBoston is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund was charged certain out-of-pocket expenses by BankBoston.

D. During the six months ended June 30, 1999, the Fund made purchases of $67,630,937 and sales of $72,900,015 of investment securities other than U.S. Government securities and short term investments. At June 30, 1999, the cost of investments for Federal income tax purposes was $277,094,843. Accordingly, net unrealized depreciation for Federal income tax purposes aggregated $21,244,871 of which $14,235,499 related to appreciated securities and $35,480,370 related to depreciated securities.

At June 30, 1999 the Fund had a capital loss carryforward of $7,010,200 available to offset future capital gains of which $882,969, $3,865,851 and $2,261,380 will expire on December 31, 1999, 2000 and 2003, respectively.

E. At June 30, 1999, 83.6% of the Fund's net assets comprised high yield fixed income securities. The financial condition of the issuers of the securities and general economic conditions may affect the issuers' ability to make payments of income and principal, as well as the market value of the securities. Such investments may also be less liquid and more volatile than investments in higher rated fixed income securities.

At June 30, 1999, 0.9% of the Fund's net assets comprised foreign currency denominated fixed income securities. Changes in currency exchange rates will affect the value and net investment income from such securities.

F. The Fund's Board of Directors has approved a share repurchase program authorizing the Fund from time to time to make open-market purchases on the New York Stock Exchange of up to 10 percent of the Fund's shares outstanding as of December 11, 1990. There were no repurchases of shares during the six months ended June 30, 1999.

G. The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercise of such Rights. Rights' offering costs of $550,000 were charged directly against the proceeds of the Offering.

H. Effective July 27, 1999, the Fund entered into a credit agreement with Deutsche Bank AG and State Street Bank and Trust Company.

            SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED):

                                               AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS
                                                             THREE MONTHS ENDED
                                ----------------------------------------------------------------------------
                                 MARCH 31, 1999       JUNE 30, 1999
                                -----------------   ------------------
Investment Income.............  $  6,573   $ 0.19   $  6,817   $  0.20
Net Investment Income.........     6,085     0.18      6,359      0.18
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation/Depreciation on
 Investments..................    (2,250)   (0.07)    (5,495)    (0.16)
Net Increase in Net Assets
 Resulting from Operations....     3,834     0.11        865      0.02


                                                                          SEPTEMBER 30,       DECEMBER 31,
                                 MARCH 31, 1998       JUNE 30, 1998            1998               1998
                                -----------------   ------------------   ----------------   ----------------
Investment Income.............  $  6,624   $ 0.19   $  6,580   $  0.19   $ 6,687   $ 0.19   $ 6,846   $ 0.20
Net Investment Income.........     6,017     0.18      5,973      0.17     6,126     0.18     6,315     0.18
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation/Depreciation on
 Investments..................     3,082     0.09     (3,392)    (0.10)  (18,973)   (0.55)   (3,351)   (0.10)
Net Increase/Decrease in Net
 Assets Resulting from
 Operations...................     9,099     0.27      2,581      0.07   (11,680)   (0.34)    1,797     0.05

                   SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

The Annual Meeting of the Stockholders of the Credit Suisse Asset Management Income Fund, Inc. was held on Monday, May 10, 1999 at the offices of Willkie Farr & Gallagher 787 7th Avenue, New York City. The following is a summary of each proposal presented and the total number of shares voted:

                                                          VOTES IN       VOTES        VOTES
PROPOSAL                                                  FAVOR OF      AGAINST     ABSTAINED
-------------------------------------------------------  -----------  -----------  -----------
1.        To elect the following four Directors:
            Enrique R. Arzac                              28,855,681      475,833      --
            Lawrence J. Fox                               28,951,380      380,134      --
            James S. Pasman, Jr.                          28,886,113      445,401      --
            William W. Priest, Jr.                        28,905,317      426,197      --
2.        To ratify the selection of
          PricewaterhouseCoopers LLP as independent
          public accountants of the Fund until the next
          annual meeting.                                 28,817,109      208,216     306,190
3.        To approve an amendment to the Fund's
          Articles of Incorporation to change the name
          of the Fund to Credit Suisse Asset Management
          Income Fund, Inc.                               27,723,983    1,063,041     544,490

DESCRIPTION OF INVESTLINK-SM-* PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Income Fund, Inc. (the "Fund"). BankBoston, N.A. will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

    BankBoston, N.A., as Program Administrator, administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as the fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such Shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all of his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgment and research.

    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including the terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors-- (888) 697-8026; Current Shareholders--(800) 730-6001. All
correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

------------------------------------------------------

*InvestLink is a service mark of Boston EquiServe Limited Partnership.

        4946-SAR-99